GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Snacks and Pet Care	Fabric Care and Home Care	Baby Care and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2009	$18,668	$21,391	$8,404	$2,055	$4,408	$1,586	$—	$56,512
Acquisitions and divestitures	18	(35)	(249)	154	(6)	(1)	298	179
Translation and other	(1,111)	(972)	(296)	(6)	(154)	(140)	—	(2,679)
GOODWILL at JUNE 30, 2010	17,575	20,384	7,859	2,203	4,248	1,445	298	54,012
Acquisitions and divestitures	(8)	(6)	(7)	15	100	(1)	11	104
Translation and other	1,501	1,243	327	25	241	109	—	3,446
GOODWILL at JUNE 30, 2011	19,068	21,621	8,179	2,243	4,589	1,553	309	57,562

The increase in goodwill during fiscal 2011 was primarily due to currency translation across all reportable segments and the acquisition of Ambi Pur in our Fabric Care and Home Care reportable segment. The decrease in goodwill during fiscal 2010 was primarily due to currency translation across all reportable segments and the divestiture of the global pharmaceuticals business partially offset by the acquisitions of MDVIP, a physicians' network focused on preventative medicine, and Natura, a leading producer and distributor of branded premium natural pet foods.

Amounts in millions of dollars except per share amounts or as otherwise specified.

Notes to Consolidated Financial Statements	The Procter & Gamble Company 59
Identifiable intangible assets were comprised of:

	2011		2010
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,392	$1,553	$3,284	$1,318
Patents and technology	3,195	1,840	3,140	1,575
Customer relationships	2,121	602	1,947	460
Other	335	217	304	205
TOTAL	9,043	4,212	8,675	3,558

BRANDS WITH INDEFINITE LIVES	27,789	—	26,519	—
TOTAL	36,832	4,212	35,194	3,558

The amortization of intangible assets was as follows:

Years ended June 30	2011	2010	2009
Intangible asset amortization	$546	$601	$648

Estimated amortization expense over the next five years is as follows:

Years ended June 30	2012	2013	2014	2015	2016
Estimated amortization expense	$499	$454	$393	$354	$324
Such estimates do not reflect the impact of future foreign exchange rate changes.